Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Energy Portfolio
March 31, 2026
VNR-NPRT1-0526
1.814635.121
Common Stocks - 98.6%
	Shares	Value ($)
CANADA - 7.5%
Energy - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Canadian Natural Resources Ltd (a)	365,960	17,852,092
Cenovus Energy Inc	1,411,700	37,466,727
Imperial Oil Ltd	8,500	1,113,353

TOTAL CANADA		56,432,172
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA	35,300	893,571
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Odfjell Drilling Ltd	186,800	1,956,847
UNITED KINGDOM - 4.0%
Energy - 4.0%
Energy Equipment & Services - 4.0%
Subsea 7 SA	38,300	1,186,486
TechnipFMC PLC	420,626	29,077,875

TOTAL UNITED KINGDOM		30,264,361
UNITED STATES - 86.7%
Energy - 85.1%
Energy Equipment & Services - 11.4%
Baker Hughes Co Class A	411,100	25,097,655
Flowco Holdings Inc Class A	41,300	850,780
Kodiak Gas Services Inc	66,100	3,854,952
National Energy Services Reunited Corp (b)	1,231,555	26,441,486
SLB Ltd	497,049	25,543,348
Weatherford International PLC	45,400	4,293,932
		86,082,153
Oil, Gas & Consumable Fuels - 73.7%
Antero Resources Corp (b)	231,760	9,835,894
California Resources Corp	39,400	2,727,267
Cheniere Energy Inc	104,590	29,678,458
Chevron Corp	402,674	83,313,251
ConocoPhillips	148,309	19,576,788
Diamondback Energy Inc	101,200	20,016,348
Energy Transfer LP	1,339,530	25,852,929
Expand Energy Corp	61,400	6,740,492
Exxon Mobil Corp	1,087,825	184,560,390
Kinder Morgan Inc	365,300	12,248,509
Marathon Petroleum Corp	144,376	35,253,732
Northern Oil & Gas Inc	16,450	480,833
Occidental Petroleum Corp	250,970	16,313,050
Ovintiv Inc	243,060	14,428,042
Permian Resources Holdings Inc/DE Class A	660,500	14,081,860
Phillips 66	50,832	9,260,574
Range Resources Corp (a)	196,360	8,871,545
Targa Resources Corp	88,400	22,164,532
Valero Energy Corp	115,920	28,641,514
Williams Cos Inc/The	155,600	11,324,568
		555,370,576
TOTAL ENERGY		641,452,729
Utilities - 1.6%
Independent Power and Renewable Electricity Producers - 1.6%
Vistra Corp	81,329	12,226,188
TOTAL UNITED STATES		653,678,917
TOTAL COMMON STOCKS (Cost $367,547,153)		743,225,868

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	9,029,532	9,031,338
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	18,388,944	18,390,783
TOTAL MONEY MARKET FUNDS (Cost $27,422,121)			27,422,121

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $394,969,274)	770,647,989
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(16,938,286)
NET ASSETS - 100.0%	753,709,703

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	788,074	77,019,667	68,776,403	42,060	-	-	9,031,338	9,029,532	0.0%
Fidelity Securities Lending Cash Central Fund	1,783,635	65,922,513	49,315,365	10,901	-	-	18,390,783	18,388,944	0.1%
Total	2,571,709	142,942,180	118,091,768	52,961	-	-	27,422,121

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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